Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company's variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company's performance, refer to "Executive Compensation – Compensation Discussion and Analysis."

							Value of Initial Fixed
							$100 Investment
							Based On:
			Summary		Average
	Summary		Compen-	Compen-	Summary
	Compen-	Compen-	sation Ta-	sation Ac-	Compen-	Average		Peer
	sation	sation Ac-	ble Total	tually Paid	sation	Compensa-		Group
	Table Total	tually Paid	for Former	to Former	Table	tion Actu-	Total	Total		Adjusted
	for PEO	to PEO	PEO (Ray-	PEO (Ray-	Total for	ally Paid to	Share-	Share-	Net	Pre-Tax
	(Michael J.	(Michael	mond R.	mond R.	Non-PEO	Non-PEO	holder	holder	Income	Title Mar-
Year	Nolan)[1]	J. Nolan)[2]	Quirk)[3]	Quirk)[4]	NEOs[5]	NEOs[6]	Return[7]	Return[8]	(millions)[9]	gin[10]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2025	11,646,893	11,352,063	—	—	4,595,694	4,485,581	184.84	147.32	602	15.9%
2024	10,567,753	11,535,648	—	—	4,433,149	4,983,964	158.17	136.36	1,270	15.1%
2023	9,891,585	12,671,960	—	—	4,237,374	5,796,869	138.67	131.27	517	13.7%
2022	7,721,602	6,469,384	8,060,911	5,039,215	2,720,737	1,895,590	97.57	100.69	1,294	16.7%
2021	—	—	10,457,921	13,611,443	4,113,156	5,087,504	124.34	151.24	2,797	21.7%

1.	Mr. Nolan was appointed to serve as our Chief Executive Officer on February 1, 2022. The dollar amounts reported in columns (b) are the amounts of total compensation reported for Mr. Nolan for his role as our Chief Executive Officer for each corresponding year in the "Total" column of the Summary Compensation Table. Refer to "Executive Compensation – Summary Compensation Table."

2.	The dollar amounts reported in column (c) represent the amount of "compensation actually paid" to Mr. Nolan, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Nolan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Nolan's total compensation for 2025 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO (Michael J. Nolan)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO (Michael J. Nolan)
2025	11,646,893	(5,960,007)	5,665,177	11,352,063

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table. We did not award any options to our executives from 2021 to 2025.

(b)	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted during 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2025 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2025, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	6,028,892	(220,240)	—	(143,475)	—	—	5,665,177

3.	Mr. Quirk ceased to be our Chief Executive Officer and transitioned to Executive Vice-Chairman of our Board as of February 1, 2022. The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Quirk for each corresponding year in the "Total" column of the Summary Compensation Table. Refer to "Executive Compensation – Summary Compensation Table."

4.	The dollar amounts reported in column (e) represent the amount of "compensation actually paid" to Mr. Quirk, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Quirk during the applicable year.

5.	The dollar amounts reported in column (f) represent the average of the amounts reported for our named executive officers (NEOs) as a group (excluding Mr. Nolan (who has served as our Chief Executive Officer since February 1, 2022) for 2022, 2023, 2024, and 2025 and Mr. Quirk (who served as our Chief Executive Officer through January 31, 2022) for 2022 and2021) in the "Total" column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. Nolan and/or Quirk, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, 2024 and 2023, Raymond R. Quirk, Anthony J. Park, Peter T. Sadowski and Michael L. Gravelle, (ii) for 2022, Anthony J. Park, Peter T. Sadowski, Michael L. Gravelle and Roger S. Jewkes; and (iii) for 2021, Michael J. Nolan, Roger S. Jewkes, Anthony J. Park and Peter T. Sadowski.

6.	The dollar amounts reported in column (e) represent the average amount of "compensation actually paid" to the NEOs as a group (excluding Mr. Nolan for 2025, 2024 and 2023, Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Nolan for 2025, 2024 and 2023, Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Nolan for 2025, 2024 and 2023, Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2025	4,595,694	(2,268,797)	2,158,684	—	—	4,485,581

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award
2025	2,287,225	(55,307)	—	(73,234)	—	—	2,158,684

7.	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.
8.	Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is First American Financial Corporation and Stewart Information Services Corp.

9.	The dollar amounts reported represent the amount of net income reflected in the Company's audited financial statements for the applicable year.

10.	Adjusted Pre-tax Title Margin is calculated by dividing the earnings before income taxes and non-controlling interests from our title segment, excluding recognized gains and losses, purchase accounting amortization and other unusual items, by total revenues of the title segment excluding recognized gains and losses.

Company Selected Measure Name	Adjusted Pre-tax Title Margin
Named Executive Officers, Footnote
1.	Mr. Nolan was appointed to serve as our Chief Executive Officer on February 1, 2022. The dollar amounts reported in columns (b) are the amounts of total compensation reported for Mr. Nolan for his role as our Chief Executive Officer for each corresponding year in the "Total" column of the Summary Compensation Table. Refer to "Executive Compensation – Summary Compensation Table."
3.	Mr. Quirk ceased to be our Chief Executive Officer and transitioned to Executive Vice-Chairman of our Board as of February 1, 2022. The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Quirk for each corresponding year in the "Total" column of the Summary Compensation Table. Refer to "Executive Compensation – Summary Compensation Table."
5.	The dollar amounts reported in column (f) represent the average of the amounts reported for our named executive officers (NEOs) as a group (excluding Mr. Nolan (who has served as our Chief Executive Officer since February 1, 2022) for 2022, 2023, 2024, and 2025 and Mr. Quirk (who served as our Chief Executive Officer through January 31, 2022) for 2022 and2021) in the "Total" column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. Nolan and/or Quirk, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, 2024 and 2023, Raymond R. Quirk, Anthony J. Park, Peter T. Sadowski and Michael L. Gravelle, (ii) for 2022, Anthony J. Park, Peter T. Sadowski, Michael L. Gravelle and Roger S. Jewkes; and (iii) for 2021, Michael J. Nolan, Roger S. Jewkes, Anthony J. Park and Peter T. Sadowski.

Peer Group Issuers, Footnote
8.	Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is First American Financial Corporation and Stewart Information Services Corp.

Adjustment To PEO Compensation, Footnote
2.	The dollar amounts reported in column (c) represent the amount of "compensation actually paid" to Mr. Nolan, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Nolan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Nolan's total compensation for 2025 to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for PEO (Michael J. Nolan)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO (Michael J. Nolan)
2025	11,646,893	(5,960,007)	5,665,177	11,352,063
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table. We did not award any options to our executives from 2021 to 2025.
(b)	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted during 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2025 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2025, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	6,028,892	(220,240)	—	(143,475)	—	—	5,665,177

Non-PEO NEO Average Total Compensation Amount	$ 4,595,694	$ 4,433,149	$ 4,237,374	$ 2,720,737	$ 4,113,156
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,485,581	4,983,964	5,796,869	1,895,590	5,087,504
Adjustment to Non-PEO NEO Compensation Footnote
6.	The dollar amounts reported in column (e) represent the average amount of "compensation actually paid" to the NEOs as a group (excluding Mr. Nolan for 2025, 2024 and 2023, Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Nolan for 2025, 2024 and 2023, Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Nolan for 2025, 2024 and 2023, Messrs. Nolan and Quirk for 2022 and excluding Mr. Quirk for 2021) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2025	4,595,694	(2,268,797)	2,158,684	—	—	4,485,581

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award
2025	2,287,225	(55,307)	—	(73,234)	—	—	2,158,684

Compensation Actually Paid vs. Total Shareholder Return	CAP VS TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income	CAP VS NET INCOME
Compensation Actually Paid vs. Company Selected Measure	CAP VS ADJUSTED PRE TAX TITLE MARGIN
Total Shareholder Return Vs Peer Group	TOTAL SHAREHOLDER RETURN VS PEER GROUP
Tabular List, Table

Tabular List of Financial Performance Measures. As described in greater detail in "Executive Compensation – Compensation Discussion and Analysis," the Company's executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company's NEOs, for the most recently completed fiscal year, to the Company's performance are as follows:

•	Adjusted Pre-Tax Title Margin

•	Adjusted Title Revenue

Total Shareholder Return Amount	$ 184.84	158.17	138.67	97.57	124.34
Peer Group Total Shareholder Return Amount	147.32	136.36	131.27	100.69	151.24
Net Income (Loss)	$ 602,000,000	$ 1,270,000,000	$ 517,000,000	$ 1,294,000,000	$ 2,797,000,000
Company Selected Measure Amount	15.9	15.1	13.7	16.7	21.7
PEO Name	Mr. Nolan
Equity Awards Adjustments, Footnote
(b)	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted during 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2025 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vested in 2025, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	6,028,892	(220,240)	—	(143,475)	—	—	5,665,177

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award
2025	2,287,225	(55,307)	—	(73,234)	—	—	2,158,684

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Title Margin
Non-GAAP Measure Description
10.	Adjusted Pre-tax Title Margin is calculated by dividing the earnings before income taxes and non-controlling interests from our title segment, excluding recognized gains and losses, purchase accounting amortization and other unusual items, by total revenues of the title segment excluding recognized gains and losses.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Title Revenue
Michael J. Nolan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,646,893	$ 10,567,753	$ 9,891,585	$ 7,721,602
PEO Actually Paid Compensation Amount	11,352,063	11,535,648	12,671,960	6,469,384
Raymond R. Quirk [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				8,060,911	10,457,921
PEO Actually Paid Compensation Amount				$ 5,039,215	$ 13,611,443
PEO | Michael J. Nolan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,960,007)
PEO | Michael J. Nolan [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,665,177
PEO | Michael J. Nolan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,028,892
PEO | Michael J. Nolan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(220,240)
PEO | Michael J. Nolan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Michael J. Nolan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(143,475)
PEO | Michael J. Nolan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Michael J. Nolan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,268,797)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,158,684
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,287,225
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,307)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,234)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount